Derivative Instruments - Statement Of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Derivative [Line Items]
Derivative asset, net, gross fair value	$ 2,839	$ 21,921
Derivative assets, net, net fair value	2,839	21,921	$ (3,632)	$ 14,959
Current derivative assets
Derivative [Line Items]
Derivative asset, gross fair value	9,419	19,690
Derivative asset, amounts netted	(3,338)	(871)
Derivative assets, net fair value	6,081	18,819
Non-current derivative assets
Derivative [Line Items]
Derivative asset, gross fair value	0	4,651
Derivative asset, amounts netted	0	(1,549)
Derivative assets, net fair value	0	3,102
Current derivative liabilities
Derivative [Line Items]
Derivative liability, gross fair value	(3,610)	(871)
Derivative liability, amounts netted	3,338	871
Derivative liability, net fair value	(272)	0
Non-current derivative liabilities
Derivative [Line Items]
Derivative liability, gross fair value	(2,970)	(1,549)
Derivative liability, amounts netted	0	1,549
Derivative liability, net fair value	$ (2,970)	$ 0